Financial Assets at Fair Value through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost		₩ 626,056		₩ 650,513
Book value		379,170		399,495		₩ 0
Fair value		379,170		399,495
Listed equity securities
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost		359,339		365,843
Book value		201,202		210,056		0
Fair value		₩ 201,202		₩ 210,056
Korea District Heating Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,264,068		2,264,068
Ownership		19.55%		19.55%
Acquisition Cost		₩ 173,201		₩ 173,201
Book value		107,090		129,051
Fair value		₩ 107,090		₩ 129,051
Ssangyong Motor Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		38,568		38,568
Ownership		0.03%		0.03%
Acquisition Cost		₩ 428		₩ 428
Book value		80		153
Fair value		₩ 80		₩ 153
SM Korea Line Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		18		18
Ownership		0.00%		0.00%
Acquisition Cost		₩ 1		₩ 1
Book value		0		0
Fair value		₩ 0		₩ 0
Namkwang Engineering & Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		121		121
Ownership		0.00%		0.00%
Acquisition Cost		₩ 15		₩ 15
Book value		1		1
Fair value		₩ 1		₩ 1
Bumyang Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		35		35
Ownership		0.00%		0.00%
Acquisition Cost		₩ 2		₩ 2
Book value		0		0
Fair value		₩ 0		₩ 0
ELCOMTEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		32,875		32,875
Ownership		0.04%		0.04%
Acquisition Cost		₩ 217		₩ 217
Book value		52		61
Fair value		₩ 52		₩ 61
PAN ocean Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,492		1,492
Ownership		0.00%		0.00%
Acquisition Cost		₩ 14		₩ 14
Book value		7		7
Fair value		₩ 7		₩ 7
Dongbu Corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares		955		955
Ownership		0.00%		0.02%
Acquisition Cost		₩ 12		₩ 12
Book value		8		7
Fair value		₩ 8		₩ 7
KSP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22,539		22,539
Ownership		0.06%		0.08%
Acquisition Cost		₩ 24		₩ 24
Book value		40		32
Fair value		₩ 40		₩ 32
STX Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		8,639		5,057
Ownership		0.03%		0.13%
Acquisition Cost		₩ 213		₩ 191
Book value		26		29
Fair value		₩ 26		₩ 29
Codes Combine Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		291		291
Ownership		0.00%		0.00%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
PT Adaro Energy Tbk
Financial assets at fair value through other comprehensive income [Line Items]
Shares		480,000,000		480,000,000
Ownership		1.50%		1.50%
Acquisition Cost		₩ 65,028		₩ 71,554
Book value		62,026		44,790
Fair value		₩ 62,026		₩ 44,790
Energy Fuels Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,711,814		1,711,814
Ownership		1.91%		1.91%
Acquisition Cost		₩ 16,819		₩ 16,819
Book value		3,764		5,435
Fair value		₩ 3,764		₩ 5,435
Bunji Corporation Limited (formerly, Baralaba Coal Company Limited)
Financial assets at fair value through other comprehensive income [Line Items]
Shares		99,763		99,763
Ownership		0.07%		0.07%
Acquisition Cost		₩ 18,445		₩ 18,445
Book value		0		0
Fair value		₩ 0		₩ 0
Denison Mines Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		58,284,000		58,284,000
Ownership		10.42%		10.42%
Acquisition Cost		₩ 84,134		₩ 84,134
Book value		27,903		30,122
Fair value		₩ 27,903		₩ 30,122
Fission 3.0
Financial assets at fair value through other comprehensive income [Line Items]
Shares		75,000		75,000	[1]
Ownership		0.14%		0.14%	[1]
Acquisition Cost		₩ 0		₩ 0	[1]
Book value		5		13	[1]
Fair value		₩ 5		₩ 13	[1]
Fission Uranium Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		800,000		800,000
Ownership		0.16%		0.16%
Acquisition Cost		₩ 785		₩ 785
Book value		199		354
Fair value		199		354
Unlisted equity securities
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	[2]	266,717		284,670
Book value		177,968	[2]	189,439	[2]	₩ 0
Fair value	[2]	₩ 177,968		₩ 189,439
Intellectual Discovery, Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,000,000		1,000,000
Ownership		6.00%		8.81%
Acquisition Cost		₩ 5,000		₩ 5,000
Book value		954		954
Fair value		₩ 954		₩ 954
Hwan Young Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		10,916		10,916
Ownership		0.14%		0.14%
Acquisition Cost		₩ 1,092		₩ 1,092
Book value		97		97
Fair value		₩ 97		₩ 97
SAMBO AUTO. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		15,066		15,066
Ownership		0.02%		0.02%
Acquisition Cost		₩ 38		₩ 38
Book value		38		38
Fair value		₩ 38		₩ 38
Mobo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		504		504
Ownership		0.00%		0.00%
Acquisition Cost		₩ 14		₩ 14
Book value		14		14
Fair value		₩ 14		₩ 14
Dae Kwang Semiconductor Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		589		589
Ownership		0.07%		0.07%
Acquisition Cost		₩ 6		₩ 6
Book value		6		6
Fair value		₩ 6		₩ 6
Sanbon Department Store
Financial assets at fair value through other comprehensive income [Line Items]
Shares		828		828
Ownership		0.01%		0.01%
Acquisition Cost		₩ 124		₩ 124
Book value		3		3
Fair value		₩ 3		₩ 3
Miju Steel Mfg. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,097		1,097
Ownership		0.23%		0.23%
Acquisition Cost		₩ 50		₩ 50
Book value		50		50
Fair value		₩ 50		₩ 50
Sungwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		117		117	[3]
Ownership		0.07%		0.07%	[3]
Acquisition Cost		₩ 15		₩ 15	[3]
Book value		15		15	[3]
Fair value		₩ 15		₩ 15	[3]
Hana Civil Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		23		23
Ownership		0.00%		0.00%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
KC Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		839		839
Ownership		0.02%		0.02%
Acquisition Cost		₩ 6		₩ 6
Book value		6		6
Fair value		₩ 6		₩ 6
IMHWA Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		329		329
Ownership		0.11%		0.11%
Acquisition Cost		₩ 5		₩ 5
Book value		5		5
Fair value		₩ 5		₩ 5
DALIM Special Vehicle Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		58		58
Ownership		0.08%		0.08%
Acquisition Cost		₩ 10		₩ 10
Book value		10		10
Fair value		₩ 10		₩ 10
ASA JEONJU Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		34,846		34,846
Ownership		1.34%		1.34%
Acquisition Cost		₩ 697		₩ 697
Book value		69		69
Fair value		₩ 69		₩ 69
Moonkyung Silica Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		42		42
Ownership		0.56%		0.56%
Acquisition Cost		₩ 0		₩ 0
Book value		0		0
Fair value		₩ 0		₩ 0
Sungkwang Timber Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3		9
Ownership		0.08%		0.34%
Acquisition Cost		₩ 5		₩ 4
Book value		5		4
Fair value		₩ 5		₩ 4
Yongbo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		61		61
Ownership		0.20%		0.20%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
HJ Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		218		218
Ownership		0.07%		0.07%
Acquisition Cost		₩ 2		₩ 2
Book value		2		2
Fair value		₩ 2		₩ 2
KS Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12		12
Ownership		0.04%		0.04%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
Joongang Platec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3,591		3,591
Ownership		0.75%		0.75%
Acquisition Cost		₩ 72		₩ 72
Book value		35		35
Fair value		₩ 35		₩ 35
Pyungsan SI Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		434		434
Ownership		0.01%		0.01%
Acquisition Cost		₩ 9		₩ 9
Book value		9		9
Fair value		₩ 9		₩ 9
Samgong Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12		12
Ownership		0.01%		0.01%
Acquisition Cost		₩ 7		₩ 7
Book value		7		7
Fair value		₩ 7		₩ 7
Joongang Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		540		540
Ownership		0.12%		0.12%
Acquisition Cost		₩ 8		₩ 8
Book value		8		8
Fair value		₩ 8		₩ 8
AJS Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12,906		12,906
Ownership		0.23%		0.23%
Acquisition Cost		₩ 32		₩ 32
Book value		32		32
Fair value		₩ 32		₩ 32
SHIN-E B&P Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				119
Ownership				0.13%
Acquisition Cost				₩ 10
Book value				0
Fair value				₩ 0
MSE Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		429		429
Ownership		0.13%		0.13%
Acquisition Cost		₩ 9		₩ 9
Book value		9		9
Fair value		₩ 9		₩ 9
Ilrim Nano Tec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,520		1,520
Ownership		0.07%		0.07%
Acquisition Cost		₩ 15		₩ 15
Book value		15		15
Fair value		₩ 15		₩ 15
Youngjin Hi-Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,512		2,512
Ownership		0.25%		0.25%
Acquisition Cost		₩ 126		₩ 126
Book value		21		21
Fair value		₩ 21		₩ 21
Buyoung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		270		270
Ownership		0.00%		0.00%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
Ilsuk Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		152		152
Ownership		0.17%		0.17%
Acquisition Cost		₩ 10		₩ 10
Book value		10		10
Fair value		₩ 10		₩ 10
Dongyang Telecom Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,760		1,760
Ownership		0.01%		0.01%
Acquisition Cost		₩ 11		₩ 11
Book value		11		11
Fair value		₩ 11		₩ 11
Jongwon Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		31		31
Ownership		0.18%		0.18%
Acquisition Cost		₩ 13		₩ 13
Book value		13		13
Fair value		₩ 13		₩ 13
Zyle Daewoo Motor Sales Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22		22
Ownership		0.00%		0.00%
Acquisition Cost		₩ 0		₩ 0
Book value		0		0
Fair value		₩ 0		₩ 0
Daewoo Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		8		8
Ownership		0.00%		0.00%
Acquisition Cost		₩ 0		₩ 0
Book value		0		0
Fair value		₩ 0		₩ 0
Seyang Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		537		537
Ownership		0.05%		0.05%
Acquisition Cost		₩ 27		₩ 27
Book value		27		27
Fair value		₩ 27		₩ 27
Seungri Enterprise Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		93		93
Ownership		0.05%		0.05%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
Onggane Food Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		5		5
Ownership		0.07%		0.07%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
Shin-E P&C Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,569		1,569
Ownership		0.64%		0.64%
Acquisition Cost		₩ 111		₩ 111
Book value		3		3
Fair value		₩ 3		₩ 3
Ejung Ad Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		132		132
Ownership		0.09%		0.09%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
Solvus Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,056		1,056
Ownership		0.04%		0.04%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
Myung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		89		89
Ownership		0.05%		0.05%
Acquisition Cost		₩ 2		₩ 2
Book value		2		2
Fair value		₩ 2		₩ 2
Shinil Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		887		887
Ownership		0.06%		0.06%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
Biwang Industry Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		406		406
Ownership		0.04%		0.04%
Acquisition Cost		₩ 2		₩ 2
Book value		2		2
Fair value		₩ 2		₩ 2
Huimun Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				263
Ownership				0.26%
Acquisition Cost				₩ 4
Book value				4
Fair value				₩ 4
Young Sung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		89		89
Ownership		0.40%		0.40%
Acquisition Cost		₩ 27		₩ 26
Book value		27		26
Fair value		₩ 27		₩ 26
Yuil Industrial Electronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		804		804
Ownership		0.32%		0.32%
Acquisition Cost		₩ 16		₩ 15
Book value		16		15
Fair value		₩ 16		₩ 15
DN TEK Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12,401		12,401
Ownership		0.29%		0.29%
Acquisition Cost		₩ 62		₩ 61
Book value		6		5
Fair value		₩ 6		₩ 5
Kwang Jin Structure Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				3,072
Ownership				0.60%
Acquisition Cost				₩ 31
Book value				31
Fair value				₩ 31
Woojin Industry Corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3		3
Ownership		0.00%		0.00%
Acquisition Cost		₩ 16		₩ 16
Book value		16		16
Fair value		₩ 16		₩ 16
Kwang Sung Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		325		325
Ownership		0.35%		0.35%
Acquisition Cost		₩ 7		₩ 7
Book value		7		7
Fair value		₩ 7		₩ 7
Futech Mold Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		274		274
Ownership		0.27%		0.27%
Acquisition Cost		₩ 14		₩ 14
Book value		14		14
Fair value		₩ 14		₩ 14
Woojoo Environment Ind. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		101		101
Ownership		0.11%		0.11%
Acquisition Cost		₩ 13		₩ 13
Book value		13		13
Fair value		₩ 13		₩ 13
Hyungji Esquire Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		61		61
Ownership		0.02%		0.02%
Acquisition Cost		₩ 22		₩ 22
Book value		22		22
Fair value		₩ 22		₩ 22
Kolmar Pharma Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,426		1,426
Ownership		0.01%		0.01%
Acquisition Cost		₩ 52		₩ 52
Book value		3		3
Fair value		₩ 3		₩ 3
Morado Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		209		209
Ownership		0.04%		0.04%
Acquisition Cost		₩ 2		₩ 2
Book value		2		2
Fair value		₩ 2		₩ 2
Myung Sung Tex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		20		20
Ownership		0.00%		0.00%
Acquisition Cost		₩ 2		₩ 2
Book value		2		2
Fair value		₩ 2		₩ 2
Kwang Sung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		610		610
Ownership		0.53%		0.53%
Acquisition Cost		₩ 31		₩ 31
Book value		31		31
Fair value		₩ 31		₩ 31
Seen Business and Technology co., Ltd. (formerly, EverTechno. Co.,Ltd.)
Financial assets at fair value through other comprehensive income [Line Items]
Shares		29,424		29,424
Ownership		0.73%		0.73%
Acquisition Cost		₩ 147		₩ 148
Book value		7		7
Fair value		₩ 7		₩ 7
Autowel Co,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				260
Ownership				0.38%
Acquisition Cost				₩ 14
Book value				14
Fair value				₩ 14
Woobang Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		8		8
Ownership		0.00%		0.00%
Acquisition Cost		₩ 8		₩ 8
Book value		8		8
Fair value		₩ 8		₩ 8
Shin Pyung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		6		6
Ownership		0.03%		0.03%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
JMC Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,724		2,724
Ownership		0.10%		0.10%
Acquisition Cost		₩ 27		₩ 27
Book value		2		2
Fair value		₩ 2		₩ 2
Najin Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		37		37
Ownership		0.06%		0.06%
Acquisition Cost		₩ 5		₩ 5
Book value		5		5
Fair value		₩ 5		₩ 5
Sinkwang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,091		1,091
Ownership		1.68%		1.68%
Acquisition Cost		₩ 5		₩ 5
Book value		5		5
Fair value		₩ 5		₩ 5
Crystal Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				22
Ownership				0.07%
Acquisition Cost				₩ 2
Book value				2
Fair value				₩ 2
Elephant & Friends Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		563		563
Ownership		0.61%		0.61%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
Mireco Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		109		109
Ownership		0.25%		0.25%
Acquisition Cost		₩ 11		₩ 11
Book value		11		11
Fair value		₩ 11		₩ 11
L&K Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,615		1,615
Ownership		0.60%		0.60%
Acquisition Cost		₩ 24		₩ 24
Book value		24		24
Fair value		₩ 24		₩ 24
JO Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,263		1,263
Ownership		0.62%		0.62%
Acquisition Cost		₩ 25		₩ 25
Book value		25		25
Fair value		₩ 25		₩ 25
Kendae Printing Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		422		422
Ownership		0.60%		0.60%
Acquisition Cost		₩ 21		₩ 21
Book value		21		21
Fair value		₩ 21		₩ 21
Dauning Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		231		231
Ownership		0.41%		0.41%
Acquisition Cost		₩ 6		₩ 6
Book value		6		6
Fair value		₩ 6		₩ 6
Korea Trecision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22		22
Ownership		0.45%		0.45%
Acquisition Cost		₩ 5		₩ 5
Book value		5		5
Fair value		₩ 5		₩ 5
Ace Track Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3,130		3,130
Ownership		1.08%		1.08%
Acquisition Cost		₩ 219		₩ 219
Book value		59		59
Fair value		₩ 59		₩ 59
Yoo-A Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		105		105
Ownership		0.20%		0.20%
Acquisition Cost		₩ 11		₩ 11
Book value		11		11
Fair value		₩ 11		₩ 11
Dung Hwan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		531		531
Ownership		0.02%		0.02%
Acquisition Cost		₩ 5		₩ 5
Book value		5		5
Fair value		₩ 5		₩ 5
Hurim Biocell Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,021		1,021
Ownership		0.00%		0.00%
Acquisition Cost		₩ 5		₩ 5
Book value		5		5
Fair value		₩ 5		₩ 5
Smart Power Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		133,333		133,333
Ownership		4.14%		4.35%
Acquisition Cost		₩ 200		₩ 200
Book value		200		200
Fair value		₩ 200		₩ 200
Sunjin Power Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		4,941		4,941
Ownership		0.92%		0.92%
Acquisition Cost		₩ 247		₩ 247
Book value		32		32
Fair value		₩ 32		₩ 32
Haseung Industries Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		55		55
Ownership		0.62%		0.62%
Acquisition Cost		₩ 28		₩ 28
Book value		28		28
Fair value		₩ 28		₩ 28
Beer Yeast Korea Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,388		1,388
Ownership		0.43%		0.43%
Acquisition Cost		₩ 7		₩ 7
Book value		7		7
Fair value		₩ 7		₩ 7
Korea Bio Red Ginseng Co,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				194
Ownership				0.09%
Acquisition Cost				₩ 10
Book value				10
Fair value				₩ 10
B CON Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		96		96
Ownership		1.16%		1.16%
Acquisition Cost		₩ 6		₩ 6
Book value		6		6
Fair value		₩ 6		₩ 6
SsangMa Machine Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				4
Ownership				0.05%
Acquisition Cost				₩ 1
Book value				1
Fair value				₩ 1
Ace Integration Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		105		105
Ownership		0.09%		0.09%
Acquisition Cost		₩ 23		₩ 24
Book value		23		24
Fair value		₩ 23		₩ 24
AceInti Agricultural Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		16		16
Ownership		0.02%		0.02%
Acquisition Cost		₩ 5		₩ 5
Book value		5		5
Fair value		₩ 5		₩ 5
KyungDong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		130		130
Ownership		0.01%		0.01%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
ChunWon Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		193		193
Ownership		0.19%		0.19%
Acquisition Cost		₩ 39		₩ 39
Book value		39		39
Fair value		₩ 39		₩ 39
WonIl Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				999
Ownership				0.15%
Acquisition Cost				₩ 50
Book value				50
Fair value				₩ 50
SungLim Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		29		29
Ownership		0.03%		0.03%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
Korea Minerals Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		191		191
Ownership		0.05%		0.05%
Acquisition Cost		₩ 135		₩ 134
Book value		1		1
Fair value		₩ 1		₩ 1
HyoDong Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		128		119
Ownership		0.15%		0.15%
Acquisition Cost		₩ 25		₩ 24
Book value		25		24
Fair value		₩ 25		₩ 24
Haspe Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		652		652
Ownership		0.55%		0.55%
Acquisition Cost		₩ 20		₩ 20
Book value		20		20
Fair value		₩ 20		₩ 20
JoHyun Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		350		350
Ownership		1.56%		1.56%
Acquisition Cost		₩ 18		₩ 18
Book value		18		18
Fair value		₩ 18		₩ 18
KC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		5,107		5,107
Ownership		0.17%		0.17%
Acquisition Cost		₩ 26		₩ 26
Book value		26		26
Fair value		₩ 26		₩ 26
SeongJi Industrial Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		41		41
Ownership		0.05%		0.05%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
Dong Yang Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,951		2,951
Ownership		1.97%		1.97%
Acquisition Cost		₩ 161		₩ 161
Book value		148		147
Fair value		₩ 148		₩ 147
Seyang Precision Ind.Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		829		829
Ownership		0.23%		0.23%
Acquisition Cost		₩ 41		₩ 41
Book value		41		41
Fair value		₩ 41		₩ 41
Dooriwon Food System Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		13		13
Ownership		0.27%		0.27%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
ShinShin Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		339		339
Ownership		1.12%		1.12%
Acquisition Cost		₩ 17		₩ 17
Book value		17		17
Fair value		₩ 17		₩ 17
Kitorang Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				165
Ownership				0.24%
Acquisition Cost				₩ 49
Book value				49
Fair value				₩ 49
Sung Kwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		23		23
Ownership		0.37%		0.37%
Acquisition Cost		₩ 6		₩ 6
Book value		6		6
Fair value		₩ 6		₩ 6
Shinheung petrol. Co. Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		699		699
Ownership		0.14%		0.14%
Acquisition Cost		₩ 35		₩ 35
Book value		35		35
Fair value		₩ 35		₩ 35
Force TEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3,501		3,501
Ownership		0.02%		0.02%
Acquisition Cost		₩ 18		₩ 18
Book value		18		18
Fair value		₩ 18		₩ 18
Samsung Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		486		486
Ownership		1.28%		1.28%
Acquisition Cost		₩ 97		₩ 97
Book value		36		36
Fair value		₩ 36		₩ 36
Tae Hyung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		28		28
Ownership		0.43%		0.43%
Acquisition Cost		₩ 20		₩ 20
Book value		20		20
Fair value		₩ 20		₩ 20
Samyangplant Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				323
Ownership				0.60%
Acquisition Cost				₩ 16
Book value				16
Fair value				₩ 16
Younil Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		41		41
Ownership		0.21%		0.21%
Acquisition Cost		₩ 21		₩ 21
Book value		21		21
Fair value		₩ 21		₩ 21
Myungjin Tech Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				20
Ownership				0.54%
Acquisition Cost				₩ 4
Book value				4
Fair value				₩ 4
Hankook Precision Ind Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		110		110
Ownership		0.06%		0.06%
Acquisition Cost		₩ 11		₩ 11
Book value		3		11
Fair value		₩ 3		₩ 11
Borneo International Furniture Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		4,000		4,000	[4]
Ownership		0.16%		0.16%	[4]
Acquisition Cost		₩ 97		₩ 97	[4]
Book value		13		13	[4]
Fair value		₩ 13		₩ 13	[4]
CJ Paradise Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		24		24
Ownership		0.02%		0.02%
Acquisition Cost		₩ 12		₩ 12
Book value		12		12
Fair value		₩ 12		₩ 12
Han Young Technology Company Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		35		35
Ownership		0.00%		0.00%
Acquisition Cost		₩ 0		₩ 0
Book value		0		0
Fair value		₩ 0		₩ 0
STX Offshore & Shipbuilding Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		8,622		8,622
Ownership		0.25%		0.25%
Acquisition Cost		₩ 1,078		₩ 1,078
Book value		1,078		1,078
Fair value		₩ 1,078		₩ 1,078
Ptotronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		843		843
Ownership		0.42%		0.42%
Acquisition Cost		₩ 84		₩ 84
Book value		6		6
Fair value		₩ 6		₩ 6
NFT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		136		136
Ownership		0.40%		0.40%
Acquisition Cost		₩ 8		₩ 8
Book value		8		8
Fair value		₩ 8		₩ 8
Echoroba Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		157		157
Ownership		0.02%		0.02%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
Hyundaitech Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,363		1,363
Ownership		0.87%		0.87%
Acquisition Cost		₩ 27		₩ 27
Book value		27		27
Fair value		₩ 27		₩ 27
Dasan Material Co.Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		29		29
Ownership		0.04%		0.04%
Acquisition Cost		₩ 22		₩ 22
Book value		22		22
Fair value		₩ 22		₩ 22
Fish World Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		47		47
Ownership		0.21%		0.21%
Acquisition Cost		₩ 2		₩ 2
Book value		2		2
Fair value		₩ 2		₩ 2
SG Shinsung Engineering and Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		10		10
Ownership		0.00%		0.00%
Acquisition Cost		₩ 6		₩ 6
Book value		6		6
Fair value		₩ 6		₩ 6
Samdo Industry Electric Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		48		48
Ownership		0.02%		0.02%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
Taejung Industries Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		9,268		9,268
Ownership		0.30%		0.30%
Acquisition Cost		₩ 5		₩ 5
Book value		5		5
Fair value		₩ 5		₩ 5
Shinsei Trading Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		64		64
Ownership		0.72%		0.72%
Acquisition Cost		₩ 6		₩ 6
Book value		6		6
Fair value		₩ 6		₩ 6
Dynamic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		111		111
Ownership		0.19%		0.19%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
Green Alchemy Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		38,202		38,202
Ownership		1.48%		1.48%
Acquisition Cost		₩ 191		₩ 191
Book value		17		17
Fair value		₩ 17		₩ 17
Youone TBM Engineering & Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		615		615
Ownership		0.27%		0.27%
Acquisition Cost		₩ 31		₩ 31
Book value		31		31
Fair value		₩ 31		₩ 31
KM Leatech
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,648		1,648
Ownership		0.98%		0.98%
Acquisition Cost		₩ 8		₩ 8
Book value		8		8
Fair value		₩ 8		₩ 8
Wonil T&I Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				229
Ownership				0.17%
Acquisition Cost				₩ 23
Book value				23
Fair value				₩ 23
Semist Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		555		555
Ownership		0.80%		0.80%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
DS POWER Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				580,000
Ownership				2.34%
Acquisition Cost				₩ 2,900
Book value				916
Fair value				₩ 916
Sewon Bus Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12		12
Ownership		0.00%		0.00%
Acquisition Cost		₩ 0		₩ 0
Book value		0		0
Fair value		₩ 0		₩ 0
Enertec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		7,937		7,937
Ownership		0.19%		0.19%
Acquisition Cost		₩ 44		₩ 44
Book value		44		44
Fair value		₩ 44		₩ 44
Sangji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		20		20
Ownership		0.26%		0.26%
Acquisition Cost		₩ 4		₩ 4
Book value		4		4
Fair value		₩ 4		₩ 4
Bellie Doughnuts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		64		64
Ownership		0.07%		0.07%
Acquisition Cost		₩ 4		₩ 4
Book value		4		4
Fair value		₩ 4		₩ 4
Possbell Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		36		36
Ownership		0.64%		0.64%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
AIRTECH Information communication Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,379		2,379
Ownership		0.60%		0.60%
Acquisition Cost		₩ 12		₩ 12
Book value		12		12
Fair value		₩ 12		₩ 12
CST co,ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				4,998
Ownership				0.28%
Acquisition Cost				₩ 100
Book value				100
Fair value				₩ 100
TN Inc
Financial assets at fair value through other comprehensive income [Line Items]
Shares				1,416
Ownership				2.00%
Acquisition Cost				₩ 71
Book value				71
Fair value				₩ 71
Shin kwang Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		884		884
Ownership		0.35%		0.35%
Acquisition Cost		₩ 55		₩ 55
Book value		55		55
Fair value		₩ 55		₩ 55
Kiscom Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,493		1,493
Ownership		0.04%		0.04%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
Seil Electronics Co,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				2,285
Ownership				0.41%
Acquisition Cost				₩ 286
Book value				286
Fair value				₩ 286
Wonil laser Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		157		157
Ownership		0.37%		0.37%
Acquisition Cost		₩ 16		₩ 16
Book value		16		16
Fair value		₩ 16		₩ 16
Pyung Hwa Industrial Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3,388		3,388
Ownership		3.00%		3.00%
Acquisition Cost		₩ 85		₩ 85
Book value		85		85
Fair value		₩ 85		₩ 85
Navanakorn Electric Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[5]			4,442,800
Ownership	[5]			26.93%
Acquisition Cost	[5]			₩ 17,216
Book value	[5]			17,126
Fair value	[5]			₩ 17,126
PT. Kedap Sayaaq
Financial assets at fair value through other comprehensive income [Line Items]
Shares		671		671
Ownership		10.00%		10.00%
Acquisition Cost		₩ 18,540		₩ 18,540
Book value		0		0
Fair value		₩ 0		₩ 0
Set Holding
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,100,220	[6]	1,100,220	[7]
Ownership		2.50%	[6]	2.50%	[7]
Acquisition Cost		₩ 229,255	[6]	₩ 229,255	[7]
Book value		166,863	[6]	161,983	[7]
Fair value		₩ 166,863	[6]	₩ 161,983	[7]
PT. Cirebon Energi Prasarana
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22,420		22,420
Ownership		10.00%		10.00%
Acquisition Cost		₩ 2,612		₩ 2,612
Book value		2,596		2,507
Fair value		₩ 2,596		₩ 2,507
KODE NOVUS I LLC
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[8]			0
Ownership	[8]			10.00%
Acquisition Cost	[8]			₩ 0
Book value	[8]			0
Fair value	[8]			₩ 0
Choheung packing Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		61		61
Ownership		0.13%		0.13%
Acquisition Cost		₩ 12		₩ 12
Book value		12		12
Fair value		₩ 12		₩ 12
Jaewoo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		359		359
Ownership		0.24%		0.24%
Acquisition Cost		₩ 11		₩ 11
Book value		11		11
Fair value		₩ 11		₩ 11
Wooyang HC Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,375		1,375	[9]
Ownership		0.01%		0.01%	[9]
Acquisition Cost		₩ 159		₩ 159	[9]
Book value		159		159	[9]
Fair value		₩ 159		₩ 159	[9]
Sungsan Parts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		629		629
Ownership		0.80%		0.80%
Acquisition Cost		₩ 63		₩ 63
Book value		63		63
Fair value		₩ 63		₩ 63
KMT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,411		1,411
Ownership		0.93%		0.93%
Acquisition Cost		₩ 21		₩ 21
Book value		21		21
Fair value		₩ 21		₩ 21
TheYeonriji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		116		116
Ownership		0.10%		0.10%
Acquisition Cost		₩ 6		₩ 6
Book value		6		6
Fair value		₩ 6		₩ 6
Flusys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		9		9
Ownership		0.08%		0.08%
Acquisition Cost		₩ 2		₩ 2
Book value		2		2
Fair value		₩ 2		₩ 2
DaeSung Frontier Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				2,203
Ownership				1.11%
Acquisition Cost				₩ 221
Book value				221
Fair value				₩ 221
DongSeo Electronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		323		323
Ownership		0.07%		0.07%
Acquisition Cost		₩ 16		₩ 16
Book value		16		16
Fair value		₩ 16		₩ 16
Daewoo Display Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		177		177
Ownership		0.03%		0.03%
Acquisition Cost		₩ 5		₩ 5
Book value		5		5
Fair value		₩ 5		₩ 5
Yeong-gwang Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		15		15
Ownership		0.12%		0.12%
Acquisition Cost		₩ 2		₩ 2
Book value		2		2
Fair value		₩ 2		₩ 2
NTS Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		143		143
Ownership		0.22%		0.22%
Acquisition Cost		₩ 36		₩ 36
Book value		36		36
Fair value		₩ 36		₩ 36
AID CO.,LTD.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,212		1,212
Ownership		0.57%		0.57%
Acquisition Cost		₩ 36		₩ 36
Book value		36		36
Fair value		₩ 36		₩ 36
Changwon Eco-friendly farming corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3		3
Ownership		0.01%		0.01%
Acquisition Cost		₩ 0		₩ 0
Book value		0		0
Fair value		₩ 0		₩ 0
Kumo Hitech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		6,697		6,697
Ownership		0.53%		0.53%
Acquisition Cost		₩ 100		₩ 100
Book value		100		100
Fair value		₩ 100		₩ 100
Kyung Pyo Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		186		186
Ownership		0.76%		0.76%
Acquisition Cost		₩ 19		₩ 19
Book value		19		19
Fair value		₩ 19		₩ 19
Daedong Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		617		617
Ownership		0.55%		0.55%
Acquisition Cost		₩ 46		₩ 46
Book value		46		46
Fair value		₩ 46		₩ 46
Doosung Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		53		53
Ownership		0.06%		0.06%
Acquisition Cost		₩ 5		₩ 5
Book value		5		5
Fair value		₩ 5		₩ 5
Jangback Testiles Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				494
Ownership				5.05%
Acquisition Cost				₩ 49
Book value				49
Fair value				₩ 49
Samjoo Hightech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		522		522
Ownership		0.08%		0.08%
Acquisition Cost		₩ 3		₩ 3
Book value		3		3
Fair value		₩ 3		₩ 3
Samkwang Chemical Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		204		204
Ownership		1.27%		1.27%
Acquisition Cost		₩ 51		₩ 51
Book value		51		51
Fair value		₩ 51		₩ 51
Taekwang Industry Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				1,327
Ownership				0.48%
Acquisition Cost				₩ 93
Book value				93
Fair value				₩ 93
Taekwang Precision Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				54
Ownership				0.47%
Acquisition Cost				₩ 54
Book value				54
Fair value				₩ 54
SG Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		213		213
Ownership		0.54%		0.54%
Acquisition Cost		₩ 21		₩ 21
Book value		21		21
Fair value		₩ 21		₩ 21
Shinseung Chemical Industy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		5		5
Ownership		0.01%		0.01%
Acquisition Cost		₩ 60		₩ 60
Book value		60		60
Fair value		₩ 60		₩ 60
KJ Alloy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		368		368
Ownership		0.20%		0.20%
Acquisition Cost		₩ 7		₩ 7
Book value		7		7
Fair value		₩ 7		₩ 7
SM Hi-tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22		22
Ownership		0.39%		0.39%
Acquisition Cost		₩ 22		₩ 22
Book value		22		22
Fair value		₩ 22		₩ 22
Keum Mun Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,320		1,320
Ownership		0.97%		0.97%
Acquisition Cost		₩ 330		₩ 330
Book value		56		330
Fair value		₩ 56		₩ 330
Puruen Environment Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		967		967
Ownership		1.34%		1.34%
Acquisition Cost		₩ 19		₩ 19
Book value		19		19
Fair value		₩ 19		₩ 19
Miretech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		9,111		9,111
Ownership		0.27%		0.27%
Acquisition Cost		₩ 18		₩ 18
Book value		18		18
Fair value		₩ 18		₩ 18
SIE Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12		12
Ownership		0.02%		0.02%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
Soongwon Ind Co, Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares				150
Ownership				0.40%
Acquisition Cost				₩ 53
Book value				53
Fair value				₩ 53
Sejin Hightech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		17,980		17,980
Ownership		0.16%		0.16%
Acquisition Cost		₩ 18		₩ 18
Book value		18		18
Fair value		₩ 18		₩ 18
Namcheong Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		7,096		7,096
Ownership		0.28%		0.28%
Acquisition Cost		₩ 284		₩ 284
Book value		11		284
Fair value		₩ 11		₩ 284
Eun Sung Enterprise Co.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,131		1,131
Ownership		0.72%		0.72%
Acquisition Cost		₩ 17		₩ 17
Book value		17		17
Fair value		₩ 17		₩ 17
Dongdo Basalt Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		182		182
Ownership		1.50%		1.50%
Acquisition Cost		₩ 73		₩ 73
Book value		73		73
Fair value		₩ 73		₩ 73
Shinyoung Textiles Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		523		523
Ownership		1.01%		1.01%
Acquisition Cost		₩ 52		₩ 52
Book value		23		52
Fair value		₩ 23		₩ 52
Bugook Cast Iron Co.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		135		135
Ownership		0.71%		0.71%
Acquisition Cost		₩ 14		₩ 14
Book value		14		14
Fair value		₩ 14		₩ 14
Ilwoo Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		41		41
Ownership		0.28%		0.28%
Acquisition Cost		₩ 17		₩ 17
Book value		17		17
Fair value		₩ 17		₩ 17
Dong-un Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,159		1,159
Ownership		6.28%		6.28%
Acquisition Cost		₩ 81		₩ 81
Book value		81		81
Fair value		₩ 81		₩ 81
Wongwang Door Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		575		575
Ownership		1.00%		1.00%
Acquisition Cost		₩ 29		₩ 29
Book value		29		29
Fair value		₩ 29		₩ 29
Seobu Highway Solar Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		19,460
Ownership		10.00%
Acquisition Cost		₩ 192
Book value		192
Fair value		₩ 192
Dongbu Highway Solar Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		19,020
Ownership		4.99%
Acquisition Cost		₩ 192
Book value		192
Fair value		₩ 192
Muan sunshine solar power plant
Financial assets at fair value through other comprehensive income [Line Items]
Shares		298,300
Ownership		19.00%
Acquisition Cost		₩ 1,492
Book value		1,492
Fair value		₩ 1,492
mansu Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		344
Ownership		0.25%
Acquisition Cost		₩ 15
Book value		15
Fair value		₩ 15
Eanskorea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		39
Ownership		0.05%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
Youngdongseafood Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		165
Ownership		33.00%
Acquisition Cost		₩ 8
Book value		8
Fair value		₩ 8
Hyunwoo Winstar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1
Ownership		0.00%
Acquisition Cost		₩ 0
Book value		0
Fair value		₩ 0
Sehwa Diecasting Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		299
Ownership		1.66%
Acquisition Cost		₩ 44
Book value		44
Fair value		₩ 44
Sungchang Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		159
Ownership		0.31%
Acquisition Cost		₩ 10
Book value		10
Fair value		₩ 10
Yuchang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		90
Ownership		0.11%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Jeongpum Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		322
Ownership		0.35%
Acquisition Cost		₩ 16
Book value		16
Fair value		₩ 16
Korea Steel Power Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,761
Ownership		1.88%
Acquisition Cost		₩ 55
Book value		55
Fair value		₩ 55
DMC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		5,831
Ownership		0.02%
Acquisition Cost		₩ 38
Book value		38
Fair value		₩ 38
Amanex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		10
Ownership		0.02%
Acquisition Cost		₩ 9
Book value		9
Fair value		₩ 9
Dae-A Leisure Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		23
Ownership		0.00%
Acquisition Cost		₩ 4
Book value		4
Fair value		₩ 4
Caffe Bene Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,908
Ownership		0.03%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
Daechang HRSG Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		618
Ownership		0.12%
Acquisition Cost		₩ 62
Book value		62
Fair value		₩ 62
Shinjin International Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		4
Ownership		0.01%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
Daewoon Shell Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		666
Ownership		2.81%
Acquisition Cost		₩ 33
Book value		33
Fair value		₩ 33
Jinhung Packaging Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		4,329
Ownership		3.02%
Acquisition Cost		₩ 9
Book value		22
Fair value		₩ 22
Donglim Eng Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		26
Ownership		0.11%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
SIP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		274
Ownership		0.55%
Acquisition Cost		₩ 7
Book value		7
Fair value		₩ 7
Clizen Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		615
Ownership		0.34%
Acquisition Cost		₩ 31
Book value		31
Fair value		₩ 31
DAEDONGMILLENNIUM Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		159
Ownership		0.42%
Acquisition Cost		₩ 32
Book value		32
Fair value		₩ 32
Daeji Product Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		15
Ownership		0.05%
Acquisition Cost		₩ 1
Book value		0
Fair value		₩ 0
Cheong Hae Myeong Ga Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,867
Ownership		0.11%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Shinhan Sangi Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		29
Ownership		0.20%
Acquisition Cost		₩ 4
Book value		4
Fair value		₩ 4
Jaein Circuit Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		498
Ownership		1.12%
Acquisition Cost		₩ 65
Book value		65
Fair value		₩ 65
SSET Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		181
Ownership		0.30%
Acquisition Cost		₩ 18
Book value		18
Fair value		₩ 18
Sewon PM Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		963
Ownership		1.11%
Acquisition Cost		₩ 48
Book value		48
Fair value		₩ 48
Dawon Yuhwa Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		506
Ownership		1.94%
Acquisition Cost		₩ 25
Book value		25
Fair value		₩ 25
Ogokbaekkwa Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		101
Ownership		0.12%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
Shinwonn Toptech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		834
Ownership		0.51%
Acquisition Cost		₩ 83
Book value		83
Fair value		₩ 83
KMLC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		281
Ownership		0.14%
Acquisition Cost		₩ 22
Book value		22
Fair value		₩ 22
Seinfood Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		13
Ownership		0.17%
Acquisition Cost		₩ 7
Book value		7
Fair value		₩ 7
TaeSung Eco-Tech. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,368
Ownership		4.55%
Acquisition Cost		₩ 34
Book value		34
Fair value		₩ 34
Kukex Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		639
Ownership		0.05%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Youngshin Plu Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		104
Ownership		0.12%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Chang won Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22
Ownership		0.00%
Acquisition Cost		₩ 4
Book value		4
Fair value		₩ 4
Samsung Silup Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		47
Ownership		0.19%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Samwon Bio Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		390
Ownership		0.25%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
IZU KOREA Co. Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		48
Ownership		0.00%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
Dongdo CNP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		234
Ownership		0.36%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
Hando Precision Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		38
Ownership		0.26%
Acquisition Cost		₩ 4
Book value		4
Fair value		₩ 4
Dae Bang Industry Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		115
Ownership		0.13%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
S.I.T. Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,213
Ownership		0.44%
Acquisition Cost		₩ 22
Book value		22
Fair value		₩ 22
Taejin Hiech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		78
Ownership		0.26%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Headone Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		69
Ownership		0.12%
Acquisition Cost		₩ 7
Book value		7
Fair value		₩ 7
Enaindustry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		201
Ownership		0.09%
Acquisition Cost		₩ 141
Book value		141
Fair value		₩ 141
TCT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3,277
Ownership		0.55%
Acquisition Cost		₩ 82
Book value		82
Fair value		₩ 82
E-Won Solutech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		158
Ownership		0.16%
Acquisition Cost		₩ 40
Book value		40
Fair value		₩ 40
MJT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,013
Ownership		0.20%
Acquisition Cost		₩ 51
Book value		51
Fair value		₩ 51
KPL Circuit Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		283
Ownership		0.08%
Acquisition Cost		₩ 14
Book value		14
Fair value		₩ 14
Road Solar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12
Ownership		0.00%
Acquisition Cost		₩ 0
Book value		0
Fair value		₩ 0
Sung Ae Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		190
Ownership		0.80%
Acquisition Cost		₩ 10
Book value		10
Fair value		₩ 10
Han Mi Flexible Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		143
Ownership		0.20%
Acquisition Cost		₩ 43
Book value		43
Fair value		₩ 43
Samhwa Casting Co. Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		200
Ownership		0.00%
Acquisition Cost		₩ 100
Book value		100
Fair value		₩ 100
Millennium PNT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		227
Ownership		0.37%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
GN Chem Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		40
Ownership		0.07%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
GW Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		505
Ownership		0.07%
Acquisition Cost		₩ 51
Book value		51
Fair value		₩ 51
TM Construction co. Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		4
Ownership		0.00%
Acquisition Cost		₩ 0
Book value		0
Fair value		₩ 0
Dae Myung Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		114
Ownership		0.08%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Nanomicart Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		176
Ownership		1.06%
Acquisition Cost		₩ 35
Book value		35
Fair value		₩ 35
Young San Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		74
Ownership		0.11%
Acquisition Cost		₩ 7
Book value		7
Fair value		₩ 7
Samchungwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		15
Ownership		0.24%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
Wooyang Frozen Foods Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		66
Ownership		0.82%
Acquisition Cost		₩ 27
Book value		27
Fair value		₩ 27
Nanomic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		94
Ownership		0.63%
Acquisition Cost		₩ 38
Book value		38
Fair value		₩ 38
Dong Hwan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		25
Ownership		0.02%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1

[1]	The number of shares owned has changed due to the stock merge (4:1) during the year ended December 31, 2018.
[2]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.
[3]	The number of shares owned has changed due to the stock merge (5:1) during the year ended December 31, 2018.
[4]	The number of shares owned has changed due to capital reduction without refund (3:1), consolidation of stocks (10,000:1), and split of stock (1:2,000) during the year ended December 31, 2018
[5]	Although the Company holds more than 20% of the equity shares of these investments, the Company is unable to exercise significant influence.
[6]	The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss for the year ended December 31, 2019.
[7]	The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of available-for-sale financial assets in other comprehensive income or loss during the year ended December 31, 2018.
[8]	As described in note 20, this is reclassified to financial assets at fair value through other comprehensive income due to loss of significant influence of the Company.
[9]	The number of shares owned has changed due to the stock merge (10:1) during the year ended December 31, 2018.